Fair Value Composition of Investment Portfolio by Major Security Type (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 80,250	$ 65,999
Debt, fair value	6,173	6,431
Available-for-sale Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	75,947	62,168
Available-for-sale Securities | Fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	75,332	60,378
Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | U.S. government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	45,988	36,869
Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | State and local government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	2,778	2,203
Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | Foreign government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	16	16
Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | Corporate and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	13,954	11,358
Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	1,601	417
Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	4,352	3,940
Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	6,643	5,575
Available-for-sale Securities | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	615	1,790
Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	4,303	3,831
Equity securities | Nonredeemable preferred stocks | Financials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	728	902
Equity securities | Common equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	3,575	2,929
Equity securities | Common equities | Common Stocks, by Industry
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	3,550	2,908
Equity securities | Common equities | Other risk investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	25	21
Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	50,128	41,512
Debt, fair value	0	0
Fair Value, Inputs, Level 1 | Available-for-sale Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	46,601	38,626
Fair Value, Inputs, Level 1 | Available-for-sale Securities | Fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	45,988	36,869
Fair Value, Inputs, Level 1 | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | U.S. government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	45,988	36,869
Fair Value, Inputs, Level 1 | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | State and local government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0
Fair Value, Inputs, Level 1 | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | Foreign government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0
Fair Value, Inputs, Level 1 | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | Corporate and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0
Fair Value, Inputs, Level 1 | Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0
Fair Value, Inputs, Level 1 | Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0
Fair Value, Inputs, Level 1 | Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0
Fair Value, Inputs, Level 1 | Available-for-sale Securities | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	613	1,757
Fair Value, Inputs, Level 1 | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	3,527	2,886
Fair Value, Inputs, Level 1 | Equity securities | Nonredeemable preferred stocks | Financials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0
Fair Value, Inputs, Level 1 | Equity securities | Common equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	3,527	2,886
Fair Value, Inputs, Level 1 | Equity securities | Common equities | Common Stocks, by Industry
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	3,527	2,886
Fair Value, Inputs, Level 1 | Equity securities | Common equities | Other risk investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	30,017	24,377
Debt, fair value	6,173	6,431
Fair Value, Inputs, Level 2 | Available-for-sale Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	29,341	23,539
Fair Value, Inputs, Level 2 | Available-for-sale Securities | Fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	29,339	23,506
Fair Value, Inputs, Level 2 | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | U.S. government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0
Fair Value, Inputs, Level 2 | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | State and local government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	2,778	2,203
Fair Value, Inputs, Level 2 | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | Foreign government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	16	16
Fair Value, Inputs, Level 2 | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | Corporate and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	13,949	11,355
Fair Value, Inputs, Level 2 | Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	1,601	417
Fair Value, Inputs, Level 2 | Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	4,352	3,940
Fair Value, Inputs, Level 2 | Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	6,643	5,575
Fair Value, Inputs, Level 2 | Available-for-sale Securities | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	2	33
Fair Value, Inputs, Level 2 | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	676	838
Fair Value, Inputs, Level 2 | Equity securities | Nonredeemable preferred stocks | Financials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	676	838
Fair Value, Inputs, Level 2 | Equity securities | Common equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0
Fair Value, Inputs, Level 2 | Equity securities | Common equities | Common Stocks, by Industry
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0
Fair Value, Inputs, Level 2 | Equity securities | Common equities | Other risk investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	105	110
Debt, fair value	0	0
Fair Value, Inputs, Level 3 | Available-for-sale Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	5	3
Fair Value, Inputs, Level 3 | Available-for-sale Securities | Fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	5	3
Fair Value, Inputs, Level 3 | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | U.S. government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0
Fair Value, Inputs, Level 3 | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | State and local government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0
Fair Value, Inputs, Level 3 | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | Foreign government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0
Fair Value, Inputs, Level 3 | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | Corporate and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	5	3
Fair Value, Inputs, Level 3 | Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0
Fair Value, Inputs, Level 3 | Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0
Fair Value, Inputs, Level 3 | Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0
Fair Value, Inputs, Level 3 | Available-for-sale Securities | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0
Fair Value, Inputs, Level 3 | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	100	107
Fair Value, Inputs, Level 3 | Equity securities | Nonredeemable preferred stocks | Financials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	52	64
Fair Value, Inputs, Level 3 | Equity securities | Common equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	48	43
Fair Value, Inputs, Level 3 | Equity securities | Common equities | Common Stocks, by Industry
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	23	22
Fair Value, Inputs, Level 3 | Equity securities | Common equities | Other risk investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	25	21
Carrying (Reported) Amount, Fair Value Disclosure
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	79,242	65,915
Carrying Value	6,893	6,889
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	77,741	64,232
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities | Fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	77,126	62,442
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | U.S. government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	47,103	37,823
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | State and local government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	2,893	2,338
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | Foreign government obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	16	17
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities | Fixed maturities | Debt Securities [Member] | Corporate and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	14,111	11,634
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	1,600	427
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	4,721	4,536
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities | Fixed maturities | Asset-backed Securities | Other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	6,682	5,667
Carrying (Reported) Amount, Fair Value Disclosure | Available-for-sale Securities | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	615	1,790
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	1,501	1,683
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Nonredeemable preferred stocks | Financials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	756	977
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Common equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	745	706
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Common equities | Common Stocks, by Industry
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	720	685
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Common equities | Other risk investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 25	$ 21